SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details)	Apr. 06, 2023
Minas de San Nicolas, S.A.P.I. de C.V.
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in joint operation	50.00%